Net Assets - Transactions in Common Shares of Beneficial Interest (Details) - USD ($) $ in Thousands										12 Months Ended
	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Company, Changes in Net Assets [Line Items]
Repurchased shares, net of early repurchase deduction (in shares)	(21,657,000)	(2,943,000)	(5,281,000)	(1,093,000)	(1,795,000)	(134,000)	(5,000)	(387,000)	(2,955)
Repurchased shares, net of early repurchase deduction	$ (594,777)	$ (80,915)	$ (144,586)	$ (29,969)	$ (49,491)	$ (3,623)	$ (132)	$ (10,376)	$ (78)
Net increase (in shares)										168,628,000	148,966,000	58,794,000
Net increase in net assets from share transactions										$ 4,639,385	$ 4,080,276	$ 1,572,421
Class I
Investment Company, Changes in Net Assets [Line Items]
Subscriptions (in shares)										153,352,000	120,061,000	45,712,000
Subscriptions										$ 4,218,581	$ 3,288,851	$ 1,218,909
Share transfers between classes (in shares)										108,000	34,000
Share transfers between classes										$ 2,968	$ 945
Distributions reinvested (in shares)										6,586,000	2,510,000	307,000
Distributions reinvested										$ 180,681	$ 68,786	$ 8,289
Repurchased shares, net of early repurchase deduction (in shares)										(27,017,000)	(2,127,000)	(3,000)
Repurchased shares, net of early repurchase deduction										$ (741,892)	$ (58,324)	$ (78)
Net increase (in shares)										133,029,000	120,478,000	46,016,000
Net increase in net assets from share transactions										$ 3,660,338	$ 3,300,258	$ 1,227,120
Class S
Investment Company, Changes in Net Assets [Line Items]
Subscriptions (in shares)										19,157,000	18,459,000	10,959,000
Subscriptions										$ 526,705	$ 504,882	$ 296,150
Share transfers between classes (in shares)										(264,000)	(120,000)
Share transfers between classes										$ (7,221)	$ (3,298)
Distributions reinvested (in shares)										943,000	376,000	13,000
Distributions reinvested										$ 25,908	$ 10,308	$ 341
Repurchased shares, net of early repurchase deduction (in shares)										(1,876,000)	(194,000)
Repurchased shares, net of early repurchase deduction										$ (51,409)	$ (5,298)
Net increase (in shares)										17,960,000	18,521,000	10,972,000
Net increase in net assets from share transactions										$ 493,983	$ 506,594	$ 296,491
Class D
Investment Company, Changes in Net Assets [Line Items]
Subscriptions (in shares)										18,734,000	9,766,000	1,798,000
Subscriptions										$ 514,941	$ 267,907	$ 48,588
Share transfers between classes (in shares)										156,000	86,000
Share transfers between classes										$ 4,253	$ 2,353
Distributions reinvested (in shares)										830,000	115,000	8,000
Distributions reinvested										$ 22,816	$ 3,164	$ 222
Repurchased shares, net of early repurchase deduction (in shares)										(2,081,000)
Repurchased shares, net of early repurchase deduction										$ (56,946)
Net increase (in shares)										17,639,000	9,967,000	1,806,000
Net increase in net assets from share transactions										$ 485,064	$ 273,424	$ 48,810